April 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: The Dreyfus/Laurel Funds Trust

-Dreyfus Emerging Markets Debt Local Currency Fund

-Dreyfus Equity Income Fund

-Dreyfus Global Equity Income Fund

-Dreyfus High Yield Fund

-Dreyfus International Bond Fund (the "Funds")
 1933 Act File No.: 033-43846
 1940 Act File No.: 811-00524
 CIK No.: 0000053808

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 209 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 24, 2017, with the exception of the Supplement to the Class T Prospectus dated March 31, 2017.

Please address any comments or questions to my attention at 412.236.9672.

Sincerely,

/s/ Bethany L. Marangoni
Bethany L. Marangoni
Paralegal